MINING INTERESTS (Details 1) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Mining Interests [Line Items]
Property, plant and equipment		$ 3,200.4	$ 3,191.3	[1]
New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		785.5	846.7
Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment		236.2	271.6
Peak Mines [Member]
Mining Interests [Line Items]
Property, plant and equipment			121.2
Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.6	2.0
Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		1,621.4	1,373.4
Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		552.1	539.5
El Morro gold stream asset [Member]
Mining Interests [Line Items]
Property, plant and equipment			32.0
Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	4.6	4.9
Mining Properties Non-depletable Including Exploration and Evaluation [Member]
Mining Interests [Line Items]
Property, plant and equipment		560.9	1,117.1	[1]
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		22.9	20.0
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	0.0
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Peak Mines [Member]
Mining Interests [Line Items]
Property, plant and equipment			9.8
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	0.0
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.5	531.0
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		537.5	524.3
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | El Morro gold stream asset [Member]
Mining Interests [Line Items]
Property, plant and equipment			32.0
Mining Properties Non-depletable Including Exploration and Evaluation [Member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	1.1	1.1
Plant and Equipment [Member]
Mining Interests [Line Items]
Property, plant and equipment		965.7	526.4	[1]
Plant and Equipment [Member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		225.7	247.1
Plant and Equipment [Member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment		83.5	98.2
Plant and Equipment [Member] | Peak Mines [Member]
Mining Interests [Line Items]
Property, plant and equipment			52.5
Plant and Equipment [Member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	0.0
Plant and Equipment [Member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		633.6	109.6
Plant and Equipment [Member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		14.6	15.2
Plant and Equipment [Member] | El Morro gold stream asset [Member]
Mining Interests [Line Items]
Property, plant and equipment			0.0
Plant and Equipment [Member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	3.5	3.8
Construction in progress [member]
Mining Interests [Line Items]
Property, plant and equipment		57.0	741.4	[1]
Construction in progress [member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		15.1	5.2
Construction in progress [member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment		2.7	3.1
Construction in progress [member] | Peak Mines [Member]
Mining Interests [Line Items]
Property, plant and equipment			0.3
Construction in progress [member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	0.0
Construction in progress [member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		39.2	732.8
Construction in progress [member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	0.0
Construction in progress [member] | El Morro gold stream asset [Member]
Mining Interests [Line Items]
Property, plant and equipment			0.0
Construction in progress [member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	0.0	0.0
Mining Properties Depletable [Member]
Mining Interests [Line Items]
Property, plant and equipment		1,620.5	805.3	[1]
Mining Properties Depletable [Member] | New Afton [Member]
Mining Interests [Line Items]
Property, plant and equipment		521.8	574.4
Mining Properties Depletable [Member] | Mesquite [Member]
Mining Interests [Line Items]
Property, plant and equipment		150.0	170.3
Mining Properties Depletable [Member] | Peak Mines [Member]
Mining Interests [Line Items]
Property, plant and equipment			58.6
Mining Properties Depletable [Member] | Cerro San Pedro [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.6	2.0
Mining Properties Depletable [Member] | Rainy River [Member]
Mining Interests [Line Items]
Property, plant and equipment		948.1	0.0
Mining Properties Depletable [Member] | Blackwater [Member]
Mining Interests [Line Items]
Property, plant and equipment		0.0	0.0
Mining Properties Depletable [Member] | El Morro gold stream asset [Member]
Mining Interests [Line Items]
Property, plant and equipment			0.0
Mining Properties Depletable [Member] | Other [Member]
Mining Interests [Line Items]
Property, plant and equipment	[2]	$ 0.0	$ 0.0

[1]	Prior-year period comparatives have been revised as per note 5.
[2]	Other includes corporate balances and exploration properties.